Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Accounts Payable [Abstract]
Account payable to material suppliers	$ 2,207,775	$ 1,909,791
Account payable to other suppliers	225,237	217,832
Accounts payable	$ 2,433,012	$ 2,127,623